Deconsolidation	12 Months Ended
Mar. 31, 2023
Deconsolidation [Abstract]
DECONSOLIDATION

NOTE 16 – DECONSOLIDATION

During the year, the Company has disposed several subsidiaries supporting the online store business and automobiles sales to optimize the Company’s structure and recognized gain from the deconsolidation amounted to $383,376 for the year ended March 31, 2023, and recognized loss resulting from the deconsolidation amounted to $95,932, for the year ended March 31, 2022, respectively.